STOCKHOLDERS DEFICIT (Details Narrative)									1 Months Ended								3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 09, 2022 $ / shares	Jan. 11, 2022 $ / shares shares	Nov. 07, 2021 USD ($) shares	Oct. 12, 2021 USD ($) shares	Mar. 18, 2021 USD ($) shares	May 24, 2020 USD ($)	Feb. 20, 2019 USD ($) integer shares	Aug. 18, 2016 USD ($) shares	Apr. 30, 2023 USD ($)	Aug. 22, 2022 $ / shares	Mar. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)	Oct. 18, 2021 USD ($) shares	Jul. 29, 2021 USD ($) shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 18, 2021 shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jul. 14, 2022 USD ($)	May 14, 2021 USD ($)	Aug. 17, 2016 integer
Preferred stock, shares authorized | shares																	5,000,000			5,000,000	5,000,000
Preferred stock, par value per share | $ / shares																	$ 0.0001			$ 0.0001	$ 0.0001
Undesignated preferred stock, shares authorized | shares																	4,000,000			4,000,000	4,000,000
Undesignated preferred stock, shares issued | shares																	0			0	0
Undesignated preferred stock, shares outstanding | shares																	0			0	0
Common stock, shares authorized | shares																	300,000,000			300,000,000	300,000,000
Common stock shares issued | shares																	223,649,403			192,441,917	138,099,981
Common stock, shares outstanding | shares																	223,649,403			192,441,917	138,099,981
Common stock, par value per share | $ / shares																	$ 0.0001			$ 0.0001	$ 0.0001
Stock issued upon stock options exercised | shares		282,759																			196,438
Stock issued during period, shares, stock options exercised | shares		500,000																			300,000
Common stock to be issued						$ 900,000											$ 1,000,000.0				$ 1,252,000
Stock Option, Exercise Price, Decrease | $ / shares															$ 0.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term															3 years
Shares in settlement of claims | shares																	3,544,247			3,544,247
Loss on settlement Debt																	$ 226,171			$ 226,171
Share issued for settelment of debt | shares			1,725,439	118,000													891,610			891,610
Share issued settelment of debt amoint			$ 638,412	$ 57,466													$ 60,000			$ 237,057	0
Accrued interest			$ 28,578
Loss on settlement Debt																	4,196			4,196
Finder's fees																					20,000
Stock issued, value, capital raise																					16,000
Value of shares, rights to put or sell, maximum																	30,000,000			30,000,000	10,000,000
Common stock, shares adjusted | shares					108,965
Common stock, value adjusted					$ 66,974
Recognized a loss on extinguishment																	172,731	$ 16,904		(479,573)	(1,587,027)
Converted debt																	0	$ 1,325,000		1,325,000	1,010,000
Derivative liabilities																	1,122,981		$ 1,995,618	1,648,831	0
Additional paid in capital																	$ 60,745,125			$ 59,191,469	51,000,166
Exercise price | $ / shares	$ 0.10									$ 0.052
...Conversion Of Convertible Note [Member]
Loss on extinguishment of debt																					$ 1,535,264
Equity Purchase Agreement [Member]
Stock issued during period, shares, restricted shares | shares																	8,000,000			8,000,000
Restricted Stock, Value, Shares Issued Net of Tax Withholdings																	$ 234,844			$ 234,844
Subscription receivable																	$ 46,000			$ 46,000
Common stock warrant purchase shares | shares																	47,720
Common stock warrant purchase shares9D | shares																				47,720
Subscription amount																	$ 46,000			$ 46,000
Equity Purchase Agreement [Member] | Maximum [Member]
Investment Amount																						$ 250,000	$ 1,000,000
Equity Purchase Agreement [Member] | Minimum [Member]
Investment Amount																						$ 10,000	$ 10,000
July and September 2021 [Member]
Stock issued during period, shares, restricted shares | shares																					1,415,554
Restricted Stock, Value, Shares Issued Net of Tax Withholdings																					$ 1,111,900
September 2021 [Member]
Stock issued during period, shares, restricted shares | shares																					262,400
Restricted Stock, Value, Shares Issued Net of Tax Withholdings																					$ 129,724
August and September 2021 [Member]
Common stock warrant purchase shares | shares																					1,060,715
Proceeds from issuance of warrants																					$ 297,000
Exercise price | $ / shares																					$ 0.60
Warrants are exercisable period																					3 years
January 2022 [Member]
Stock issued during period, shares, restricted shares | shares																	302,115			302,115
Restricted Stock, Value, Shares Issued Net of Tax Withholdings																	$ 100,000			$ 100,000
Debt discount																				167,571
Recognized a loss on extinguishment																				111,807
Converted debt																	177,840			177,840
Derivative liabilities																				$ 227,459
Loss on extinguishment of debt																	$ 111,807
Stock Issued for severence fees, shares | shares																	5,665,636			5,665,636
Stock Issued for severence fees, value																	$ 349,535			$ 349,535
Accrued interest																				$ 2,840
Common stock warrant purchase shares | shares																	519,247			519,247
Asset acquisition																				$ 7,000,000
Proceeds from issuance of warrants																	$ 75,000			$ 75,000
Exercise price | $ / shares																	$ 0.315			$ 0.315
Warrants are exercisable period																	3 years			3 years
Stock Purchase Agreement [Member]
Common stock to be issued											$ 624,290	$ 519,247	$ 52,500						13,861,004		$ 52,500
Stock issued during period, shares | shares													175,000								175,000
Cash gross proceeds											$ 55,000								$ 350,000
Warrant Stock Purchase Agreements [Member]
Common stock to be issued																					$ 402,500
Common stock, shares adjusted | shares																					519,828
Common stock, value adjusted																					$ 152,500
Stock issued during period, shares | shares																					1,234,113
Warrant Stock Purchase Agreements [Member] | Exercise Price of $0.75 [Member]
Number of securities called by Warrants | shares																					175,000
Warrants, exercise price | $ / shares																					$ 0.75
Warrant Stock Purchase Agreements [Member] | Exercise Price of $0.80 [Member]
Number of securities called by Warrants | shares																					714,285
Warrants, exercise price | $ / shares																					$ 0.80
Stock Purchase Agreements [Member]
Common stock to be issued															$ 434,000
Stock issued during period, shares | shares															1,712,500
MJNA Investment Holdings, LLC [Member] | Purhase Agreement [Member]
Sale of stock, number of shares issued in transaction | shares							500,000
Sale of stock, consideration received on transaction							$ 500,000
Advanced Tear Diagnostics, LLC [Member]
Share issued during period | shares																					7,000,000
Share issued during perid value																					$ 4,270,000
Third Party [Member]
Stock issued during period, shares, restricted shares | shares																	173,390			173,390	2,647,464
Restricted Stock, Value, Shares Issued Net of Tax Withholdings																	$ 32,944			$ 32,944	$ 2,117,971
Recognized a loss on extinguishment																				$ 11,081
Accrued interest																					$ 582,707
Third Party [Member] | Stock Purchase Agreement [Member]
Stock issued during period, shares, restricted shares | shares														122,000
Restricted Stock, Value, Shares Issued Net of Tax Withholdings														$ 50,000
Third Party [Member] | S 1 Agreement [Member]
Common stock to be issued																	$ 8,000,000.0
Cash gross proceeds									$ 40,000
Stock issued during period, shares, restricted shares | shares																	10,750,000		2,227,638	10,750,000	500,000
Restricted Stock, Value, Shares Issued Net of Tax Withholdings																	$ 973,495		$ 78,928	$ 973,495	$ 332,500
Actual proceeds																					228,812
Common stock issued, value																	$ 175,000
Additional paid in capital																					$ 103,688
Third Parties [Member]
Stock issued during period, shares, restricted shares | shares																					1,114,351
Restricted Stock, Value, Shares Issued Net of Tax Withholdings																					$ 792,389
Third Parties 4 [Member]
Stock issued during period, shares, restricted shares | shares																488,428	500,000			500,000
Restricted Stock, Value, Shares Issued Net of Tax Withholdings																	$ 79,500			$ 79,500	$ 291,974
Juniper and Ivy Corporation [Member] | Purchase Agreement [Member]
Number of votes per share | integer							100
Cash payments for purchase of preferred stock							$ 65,000
Promissory note issued, face value							$ 435,000
Convertible Preferred Stock Series C
Options exercised during period, exercise price | $ / shares		$ 0.126																			$ 0.126
Series C Convertible Preferred Stock [Member]
Preferred stock, par value per share | $ / shares																	$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares issued | shares																	500,000			500,000	500,000
Number of votes per share | integer																								100
Series C Convertible Preferred Stock [Member] | MJNA Investment Holdings, LLC [Member]
Preferred stock, shares issued | shares								500,000
Proceeds from issuance of preferred stock								$ 65,000